Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com

                                November 22, 1999

(415) 835-1649                                                       27335.82690
thngo@phjw.com

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:      Rule 497(e) -The Montgomery Funds II
               Montgomery U.S. Asset Allocation Fund
               Montgomery Institutional Series: Emerging Markets Focus Portfolio File Nos. 33-69686 and 811-8064

Ladies and Gentleman:

                  Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing are (i) a supplement dated November 22, 1999 to the Prospectus dated October 31, 1999 for the Montgomery U.S. Asset Allocation Fund, including other series of The Montgomery Funds II and another Registrant, and
(ii) a supplement dated November 22, 1999 to the Prospectus dated September 7, 1999 for the Montgomery Institutional Series: Emerging Markets Focus Portfolio, including other series of The Montgomery Funds II. The enclosed supplements contain appropriate references on their face to Rule 497(e) in accordance with Rule 497(g).

         Please direct any inquiries regarding this filing to the undersigned at the number listed above.

                                                 Very truly yours,

                                                  /s/ Thao H. Ngo

                                                  Thao H. Ngo

                                      for PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064

                             THE MONTGOMERY FUNDS II

                    Supplement dated November 22, 1999 to the
                        Prospectus dated October 31, 1999

For Shareholders in the Montgomery U.S. Asset Allocation Fund only:

Effective January 3, 2000, the Montgomery U.S. Asset Allocation Fund will change its income dividend distribution and declaration cycle from one that is declared and paid in the last quarter of each calendar year to one that is declared and paid on or about the last business day of each quarter.

                                                                     Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064

                             THE MONTGOMERY FUNDS II

                    Supplement dated November 22, 1999 to the
                       Prospectus dated September 7, 1999

For Shareholders in the Montgomery Institutional Series: Emerging Markets Focus Portfolio only:

On December 31, 1999, the Montgomery Institutional Series: Emerging Markets Focus Portfolio will change its name to Montgomery Emerging Markets Focus Fund. At that time, the undesignated class shares of the Fund will be re-designated as Class R shares, and the minimum initial investment will be reduced to $2,000 ($500 for subsequent investments). This share class re-designation will have no effect on the management, objective or strategies of the Fund.